COMMITMENTS AND CONTINGENCIES (FY) (Details) $ in Thousands	12 Months Ended
Dec. 31, 2023 USD ($)
Commitments and Contingencies Disclosure [Abstract]
Estimated litigation liability	$ 800
Payments for legal settlements	200
Stock issued during period, value, settlement of litigation	263 [1]
Remaining liability	300
Litigation settlement, amount awarded to other party, periodic payments, amount	$ 40

[1]	Common shares issued in connection with settlement of litigation